Significant Accounting Policies - Recently adopted accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Significant Accounting Policies
Right-of-use assets	¥ 36,907		¥ 98,001		$ 5,792
Lease liability	38,740
Accumulated deficit	(1,931,366)		(2,051,940)		$ (303,073)
Selling and marketing expense	¥ 1,062,523	$ 166,733	¥ 1,035,620	¥ 792,591